Related party transactions - Transactions with other related parties (Details) - Other related parties - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Lease rental payment to other related parties	$ 38	$ 5
Loan drawn down from parent entity – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	0	12,500
Loan drawn down from investors – subsequently converted to Issued Capital upon consummation of the Capital Reorganisation	0	10,000
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the Capital Reorganisation	0	(226,373)
(Gain)/loss on revaluation of derivative financial instruments	(1,960)	170,376
Movement in Investment in joint venture	300	(99)
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.	$ 1,697	$ 112